Note 13 - Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2021	December 31, 2022
Interest rate swap contracts	Current assets - Derivatives	-	1,396,568
FFA contract	Current assets - Derivatives	-	40,830
Interest rate swap contracts	Long-term assets – Derivatives	210,113	705,970
Total derivative assets		210,113	2,143,368
Interest rate swap contracts	Current liabilities – Derivatives	289,430	-
Total derivative liabilities		289,430	-

Derivative Instruments, Gain (Loss) [Table Text Block]
Derivatives not designated as hedging instruments	Location of gain (loss) recognized	Year Ended December 31, 2020	Year Ended December 31, 2021	Year Ended December 31, 2022
Interest rate swap contracts– Unrealized (loss) / gain	(Loss) / gain on derivatives, net	(411,849)	636,705	2,181,855
Interest rate swap contracts - Realized loss	(Loss) / gain on derivatives, net	(128,556)	(301,905)	(137,915)
FFA contracts – Unrealized (loss) / gain	(Loss) / gain on derivatives, net	(134,010)	134,010	40,830
FFA contracts– Realized (loss)/gain	(Loss) / gain on derivatives, net	(115,944)	(4,234,429)	1,104,840
Total (loss) / gain on derivatives, net		(790,359)	(3,765,619)	3,189,610